Financial Risk Management	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Financial Risk Management

16. Financial Risk Management

The Partnership’s activities expose it to a variety of financial risks, including market risk, liquidity risk and credit risk. The Partnership’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Partnership’s financial performance.

Market risk

Currency Risk: Currency risk is the risk that the value of financial instruments and/or the cost of commercial transactions will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Partnership’s functional currency. The Partnership is exposed to foreign exchange risk arising from various currency exposures primarily with respect to technical maintenance and crew costs denominated in euros (“EUR”). Specifically, for the year ended December 31, 2025, approximately $40,876 of the operating and administrative expenses were denominated in EUR (December 31, 2024: $43,311 and December 31, 2023: $49,094). As of December 31, 2025, approximately $2,659 of the Partnership’s outstanding trade payables and accruals were denominated in EUR (December 31, 2024: $5,888).

As an indication of the extent of the Partnership’s sensitivity to changes in exchange rate, a 10% increase in the average EUR/USD exchange rate would have decreased its profit and cash flows during the year ended December 31, 2025 by $4,088, based upon its expenses during the year (December 31, 2024: $4,331 and December 31, 2023: $4,909).

Liquidity risk

Liquidity risk is the risk that arises when the maturity of assets and liabilities does not match. An unmatched position potentially enhances profitability but can also increase the risk of losses.

The Partnership manages its liquidity risk by receiving capital contributions to fund its commitments and by maintaining cash and cash equivalents.

The following tables detail the Partnership’s expected cash flows for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Partnership can be required to pay. The tables include both interest and principal cash flows.

	Less
	than 1
	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2024
Trade accounts payable	7,733	—	—	—	—	7,733
Other payables and accruals*	993	5,170	3,165	—	—	9,328
Lease liabilities	4,359	8,300	34,961	68,215	—	115,835
Total	13,085	13,470	38,126	68,215	—	132,896
December 31, 2025
Trade accounts payable	2,815	—	—	—	—	2,815
Other payables and accruals*	1,023	3,166	14,027	—	—	18,216
Lease liabilities	3,731	7,095	30,480	26,975	—	68,281
Total	7,569	10,261	44,507	26,975	—	89,312

*Non-financial liabilities are excluded.

The Partnership expects to be able to meet its current obligations resulting from financing and operating its vessels using the liquidity existing at year-end and the cash generated by operating activities. The Partnership expects to be able to meet its long-term obligations resulting from financing its vessels through cash generated from operations.

Credit risk

Credit risk is the risk that a counterparty will fail to discharge its obligations and cause a financial loss and arises from cash and cash equivalents, as well as credit exposures to customers, including trade and other receivables and amounts due from related parties. The Partnership is exposed to credit risk in the event of non-performance by any of its counterparties. To limit this risk, the Partnership currently deals exclusively with financial institutions and customers with high credit ratings.

	As of
	December 31,
	2024	2025
Cash and cash equivalents	7,771	5,221
Trade and other receivables	13,383	16,959
Due from related parties	10,408	417

For the years ended December 31, 2023, December 31, 2024 and December 31, 2025, 39%, 44% and 55%, respectively, of the Partnership’s revenues were earned from subsidiaries of Shell plc and accounts receivable were not collateralized; however, management believes that the credit risk is partially offset by the creditworthiness of the Partnership’s principal counterparty and the fact that the hire is being collected in advance. The Partnership did not experience any credit losses on its accounts receivable portfolio during the three years ended December 31, 2025. The carrying amount of financial assets recorded in the consolidated financial statements represents the Partnership’s maximum exposure to credit risk. Management monitors exposure to credit risk and believes that there is no substantial credit risk arising from the Partnership’s counterparty.

The credit risk on liquid funds is limited because the direct and indirect counterparties are banks with high credit ratings assigned by international credit rating agencies.